Other long-term debt - Additional Information (Details) ¥ in Millions																		3 Months Ended	10 Months Ended	12 Months Ended
	Aug. 18, 2023 USD ($)	Oct. 15, 2021 USD ($)	Feb. 09, 2021 USD ($)	Jan. 25, 2021 USD ($)	Jan. 07, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 16, 2020	Nov. 12, 2020 USD ($)	Sep. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 03, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 15, 2019	Apr. 01, 2019 USD ($)	Nov. 30, 2018	Feb. 28, 2017	Dec. 28, 2015	Jun. 21, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 07, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 12, 2020 CNY (¥)	Aug. 06, 2020 CNY (¥)	Jul. 03, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Jun. 21, 2019 CNY (¥)	Apr. 01, 2019 CNY (¥)	Dec. 21, 2018 USD ($)	Nov. 30, 2017	Nov. 22, 2017 USD ($)
Other Long-term debt
Net gain on debt extinguishment																				$ 169,932,886	$ 9,620,914	$ 0
Gain on modification of debt																				26,372,965
First Tranche Bonds [Member]
Other Long-term debt
Redemption price															100.00%
Second Tranche Bonds [Member]
Other Long-term debt
Debt instrument redemption amount																				3,450.0														$ 10,000,000
Unamortized debt issuance expense																																		1.0
Debt instrument redemption price																																		$ 2.0
Two Thousand Nineteen First Tranche
Other Long-term debt
Debt instrument redemption amount						$ 49,000,000												$ 91,000,000	$ 49,000,000								¥ 343.0					¥ 637.0
Net gain on debt extinguishment																		(3,977,493)	423,011
Unamortized debt issuance expense						350,371												482,825	350,371
Debt instrument redemption price						72,640												$ 3,494,668	72,640
2020 Tranche
Other Long-term debt
Debt instrument redemption amount						94,000,000													94,000,000	0	12,000,000				¥ 77.1		¥ 646.0
Net gain on debt extinguishment						261,320
Unamortized debt issuance expense						260,828													260,828
Debt instrument redemption price						$ 492													$ 492
Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt instrument redemption amount																				$ 0	62,000,000				¥ 402.2
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Other Long-term debt
Debt instrument, aggregate principal amount																																				$ 19,100,000
Stated rate																																			14.20%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Other Long-term debt
Debt issuance date																	Sep. 30, 2027
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Other Long-term debt
Debt issuance date																Oct. 15, 2021
Debt instrument, aggregate principal amount		$ 207,680,000
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Other Long-term debt
Debt issuance date		Oct. 15, 2021											Apr. 15, 2022
Debt instrument, aggregate principal amount		$ 207,680,000
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Debt instrument, aggregate principal amount		$ 205,400,000
Maturity date		Oct. 15, 2023
Stated rate		14.20%
Debt instrument, frequency of periodic payment		semi-annually
Effective interest rate																						16.65%
Redemption price																				114.50%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																				10.00%
Debt instrument redemption amount																					2,500,000	$ 66,100,000
Debt term		2 years
Cash consideration in full satisfaction of the exchange consideration		$ 19,100,000
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Maximum [Member]
Other Long-term debt
Redemption price																				35.00%
Fixed charge coverage ratio																				2.0
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Minimum [Member]
Other Long-term debt
Redemption price																				65.00%
Fixed charge coverage ratio																				1.0
January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Debt issuance date			Feb. 09, 2021	Jan. 25, 2021
Debt instrument, aggregate principal amount			$ 270,000,000	$ 270,000,000
Maturity date			Jan. 25, 2024	Jan. 25, 2024																Jan. 25, 2024
Stated rate			14.00%	14.00%																14.00%
Debt instrument, frequency of periodic payment			semi-annually	semi-annually
Effective interest rate			14.49%	14.49%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																				10.00%
Debt instrument redemption amount																					4,820,000	5,500,000		$ 3,900,000
Debt term			3 years	3 years
January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																				2.0
January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																				1.0
June 2022 Senior Secured Notes at 12.00% [Member]
Other Long-term debt
Debt issuance date										Aug. 06, 2020	Jul. 03, 2020
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Debt issuance date												Jun. 29, 2020
Debt instrument, aggregate principal amount										$ 75,000,000	$ 75,000,000	$ 75,000,000																	¥ 514.5	¥ 514.5	¥ 514.5
Maturity date										Jun. 29, 2022	Jun. 29, 2022	Jun. 29, 2022
Stated rate										12.00%	12.00%	12.00%																	12.00%	12.00%	12.00%
Debt instrument, frequency of periodic payment										semi-annually	semi-annually
Effective interest rate										15.69%	15.69%																		15.69%	15.69%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																				10.00%
Debt term										2 years	2 years
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																				2.0
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																				1.0
September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Debt issuance date									Sep. 17, 2020
Debt instrument, aggregate principal amount									$ 300,000,000
Maturity date									Sep. 17, 2023
Stated rate									14.50%
Debt instrument, frequency of periodic payment									semi-annually
Effective interest rate									15.69%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																				10.00%
Debt instrument redemption amount																					$ 3,500,000	$ 41,200,000	$ 1,000,000
Net gain on debt extinguishment																							(7,334)
Debt instruments redemption difference between repurchase price and principal amount																							$ 7,334
Debt term									3 years
September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																				2.0
September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																				1.0
Corporate Bonds Due in April 1, 2024 at 8.4% | Two Thousand Nineteen First Tranche
Other Long-term debt
Debt issuance date														Apr. 01, 2019
Debt instrument, aggregate principal amount														$ 146,000,000																			¥ 980.0
Maturity date														Apr. 01, 2024
Stated rate														8.40%																			8.40%
Corporate bonds due on November 13, 2025 at 8.35% [Member] | 2020 Tranche
Other Long-term debt
Debt issuance date							Nov. 12, 2020
Debt instrument, aggregate principal amount								$ 130,000,000																				¥ 900.0
Maturity date								Nov. 13, 2025
Stated rate							8.35%	8.35%																				8.35%
Onshore Corporate Bonds Due On January 07, 2026 [Member]
Other Long-term debt
Stated rate																				8.35%
Onshore Corporate Bonds Due On January 07, 2026 [Member] | Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt issuance date					Jan. 07, 2021
Debt instrument, aggregate principal amount					$ 78,000,000																					¥ 500.0
Maturity date					Jan. 07, 2026
Stated rate					8.35%																					8.35%
September 2027 Senior Secured Notes [Member]
Other Long-term debt
Payment Of Consent Fee For Exchange Of Notes	$ 3
Senior Notes [Member]
Other Long-term debt
Debt Conversion, Original Debt, Amount	$ 307,360,000
September 2027 Notes Due On September 30 2027 At 3 [Member]
Other Long-term debt
Debt issuance date	Aug. 18, 2023
Debt instrument, aggregate principal amount	$ 331,300,000
Maturity date	Sep. 30, 2027
Stated rate	3.00%																			3.00%
Redemption terms	At any time prior to September 30, 2027, the Company may at its option redeem the September 2027 Senior Secured Notes, in whole or in part, at a redemption price equal to or no less than 100.0% of the principal amount of the September 2027 Senior Secured Notes plus the accrued and unpaid interest, if any, to (but not including) the redemption date.
Repayment of secured debt	$ 1,540,000
Debt Conversion, Original Debt, Amount	$ 307,360,000																			$ 337,930,000
September 2027 Notes Due On September 30 2027 At 3 [Member] | Minimum [Member]
Other Long-term debt
Redemption price	100.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Redemption terms																				At any time prior to October 15, 2023, the Company may at its option redeem the October 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such October 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such October 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such October 2023 Senior Secured Note through the maturity date of the October 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the October 2023 Indenture) plus 100 basis points, over (B) the principal amount of such October 2023 Senior Secured Note on such redemption date.
Description of variable rate basis																				the Adjusted Treasury Rate (as defined in the October 2023 Indenture)
Stated spread over variable rate																				100.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																				1.00%
Debt Instrument, Redemption, Period One [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Redemption terms																				At any time prior to January 25, 2024, the Company may at its option redeem the January 2024 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the January 2024 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any January 2024 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such January 2024 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such January 2024 Senior Secured Note, plus all required remaining scheduled interest payments due on such January 2024 Senior Secured Note through the maturity date of the January 2024 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the January 2024 Indenture) plus 100 basis points, over (B) the principal amount of such January 2024 Senior Secured Note on such redemption date.
Redemption price																				100.00%
Description of variable rate basis																				the Adjusted Treasury Rate (as defined in the January 2024 Indenture)
Stated spread over variable rate																				1.00%
Debt Instrument, Redemption, Period One [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																				1.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Redemption terms																				At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.
Redemption price																				100.00%
Description of variable rate basis																				the Adjusted Treasury Rate (as defined in the June 2022 Indenture)
Stated spread over variable rate																				100.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																				1.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Redemption terms																				At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.
Redemption price																				100.00%
Description of variable rate basis																				the Adjusted Treasury Rate (as defined in the September 2023 Indenture)
Stated spread over variable rate																				1.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																				1.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2022 At 14.2% [Member]
Other Long-term debt
Redemption price																				100.00%
Debt Instrument, Redemption, Period One [Member] | September 2027 Notes Due On September 30 2027 At 3 [Member]
Other Long-term debt
Percentage of principal redeemable	5.00%
Debt Instrument, Redemption, Period Two [Member] | October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Redemption terms																				At any time prior to October 15, 2023, the Company may redeem up to 35% of the aggregate principal amount of the October 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the October 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2023 Senior Secured Notes issued on October 15, 2021, remains outstanding after each such redemption.
Debt Instrument, Redemption, Period Two [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Redemption terms																				At any time prior to January 25, 2024, the Company may redeem up to 35% of the aggregate principal amount of the January 2024 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114% of the principal amount of the January 2024 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the January 2024 Senior Secured Notes issued on January 25, 2021, remains outstanding after each such redemption.
Redemption price																				114.00%
Debt Instrument, Redemption, Period Two [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																				35.00%
Debt Instrument, Redemption, Period Two [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																				65.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Redemption terms																				At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remains outstanding after each such redemption.
Redemption price																				112.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																				35.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																				65.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Redemption terms																				At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remains outstanding after each such redemption.
Redemption price																				114.50%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																				35.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																				65.00%
Debt Instrument, Redemption, Period Two [Member] | September 2027 Notes Due On September 30 2027 At 3 [Member]
Other Long-term debt
Percentage of principal redeemable	5.00%